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                   ATLANTA CAPITAL INTERMEDIATE BOND FUND
                   ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                       ATLANTA CAPITAL SMALL-CAP FUND
                     SUPPLEMENT TO R SHARES PROSPECTUS
                           DATED FEBRUARY 1, 2003


1.   THE FOLLOWING IS ADDED AS THE FIRST PARAGRAPH UNDER "PURCHASING SHARES":

Class R shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and to certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Purchase orders for Class R shares will be executed at the net asset value next determined after their receipt by a Fund.


2.   THE FIFTH PARAGRAPH UNDER "PURCHASING SHARES" IS DELETED.


3. THE FOLLOWING REPLACES THE LAST SENTENCE OF "DISTRIBUTION AND SERVICE FEES" UNDER "PURCHASING SHARES":

After the sale of Class R shares, the principal underwriter typically receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.


August 11, 2003                                                  ATLRPROSS

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                   ATLANTA CAPITAL INTERMEDIATE BOND FUND
                   ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                       ATLANTA CAPITAL SMALL-CAP FUND
                               SUPPLEMENT TO
         STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2003


THE FOLLOWING IS ADDED AS THE SECOND PARAGRAPH OF "ADDITIONAL INFORMATION ABOUT PURCHASES" UNDER "PURCHASING AND REDEEMING SHARES":


Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


August 11, 2003